Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
March 3, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia ETF Trust I (the Registrant)
Columbia Diversified Fixed Income Allocation ETF
Columbia International Equity Income ETF
Columbia Multi-Sector Municipal Income ETF
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Columbia Select Technology ETF
(prior to February 28, 2025, known as Columbia Semiconductor and Technology ETF)
Columbia Short Duration Bond ETF
Columbia U.S. Equity Income ETF
Post-Effective Amendment No. 41
File No. 333-209996 /811-22736
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on February 26, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia ETF Trust I